Long-Term Debt - Summary Of Principal Maturities Of The Outstanding Debt (Detail) - USD ($)	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Total	$ 212,694,648	$ 213,575,262
BRIDGER AEROSPACE GROUP HOLDINGS, LLC [Member]
2023		3,438,752
2024		3,544,234
2025		3,664,628
2026		3,780,164
2027		165,430,178
Thereafter		33,717,306
Total		$ 213,575,262	$ 62,739,273